Equity-settled share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Schedule of Share Options
Movements in the number of equity-settled options outstanding and their related weighted average exercise prices under the Adecoagro/ IFH 2004 Stock Incentive Option Plan are as follows:

	2023		2022		2021
	Average exercise price per share	Options (thousands)	Average exercise price per Share	Options (thousands)	Average exercise price per Share	Options (thousands)
At January 1	6.66	1,321	6.66	1,634	6.66	1,634
Exercised	5.83	(37)	6.77	(313)	—	—
At December 31	6.66	1,284	6.66	1,321	6.66	1,634

Options outstanding at year end under this Plan have the following expiry date and exercise prices:

	Exercise price per share	Shares (in thousands)
Expiry date (i):		2023	2022	2021
May 1, 2034	5.83	400	400	496
May 1, 2035	5.83	363	369	452
January 1, 2036	5.83	94	124	142
February 16, 2036	7.11	84	84	103
October 1, 2036	8.62	343	344	441

(i) On May 2014, the Board of Directors decided to extend the expired date of the Plan.

Schedule of Indirect Measurement of Fair Value of Goods or Services Received
Key grant-date fair value and other assumptions under the Restricted Share Plan are detailed below:

Grant Date	Apr 1, 2021	May 13, 2021	Apr 1, 2022	Apr 20, 2022	Mar 17, 2023	Apr 20, 2023
Fair value	7.84	9.54	10.87	12.60	7.44	8.12

Schedule of Other Equity Instruments
Movements in the number of restricted shares outstanding under the Restricted Share Plan are as follows:

	Restricted shares (thousand)			Restricted stock units (thousands)
	2023	2022	2021	2021
At January 1	2,301	1,766	1,222	174
Granted (1)	549	1,406	1,067	—
Forfeited	(26)	(43)	(32)	—
Vested	(1,035)	(828)	(491)	(174)
At December 31	1,789	2,301	1,766	—

(1) Approved by the Board of Directors of March 7, 2023 and the Shareholders Meeting of April 19, 2023.